EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

14.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the Years Ended
	December 31,
	2024	2023	2022
Net Loss	$(26,871,234)	$(1,845,170)	$(23,738,837)

Weighted average number of ordinary share outstanding
Basic and Diluted*	1,534,487	1,534,487	1,534,487

Loss per share
Basic and Diluted*	$(17.51)	$(1.20)	$(15.47)

For the years ended December 31, 2024, 2023 and 2022, the Company had no dilutive shares.